Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,454,469	$270,408,850

Total Investment Companies
(Cost: $262,227,909)		270,408,850

Short-Term Securities

Money Market Funds — 51.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(a)(c)(d)	129,105,918	129,183,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(c)	16,590,000	16,590,000

Total Short-Term Securities — 51.0%
(Cost: $145,772,135)		145,773,381

Total Investments in Securities — 145.5%
(Cost: $408,000,044)		416,182,231

Liabilities in Excess of Other Assets — (45.5)%		(130,124,408)

Net Assets — 100.0%		$286,057,823

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$107,796,134	$21,384,852	(a)	$—	$9,639	$(7,244)	$129,183,381	129,105,918	$237,145	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,240,000	1,350,000	(a)	—	—	—	16,590,000	16,590,000	104,167		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	240,053,877	23,039,801		(19,688,729)	(359,450)	27,363,351	270,408,850	2,454,469	2,830,893		—
					$(349,811)	$27,356,107	$416,182,231		$3,172,205		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
5.36%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	07/05/24	USD	7,000	$(317)	$9	$(326)
0.40%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/19/25	USD	10,900	688,923	(33,956)	722,879
1.00%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/07/26	USD	3,800	289,190	21	289,169
0.49%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/22/27	USD	61,232	6,666,722	(91,440)	6,758,162
3.54%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/24/28	USD	1,500	7,271	13	7,258

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
4.01%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/13/28	USD	2,300	$(33,057)	$20	$(33,077)
4.05%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/28	USD	800	(13,484)	8	(13,492)
1.19%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/20/28	USD	22,300	2,341,604	197	2,341,407
4.53%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/30/28	USD	2,000	(76,508)	19	(76,527)
4.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/08/28	USD	2,000	(59,010)	19	(59,029)
4.15%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/22/28	USD	4,000	(90,131)	38	(90,169)
3.93%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/14/28	USD	900	(11,810)	8	(11,818)
3.58%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/28/28	USD	800	1,602	8	1,594
3.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/29	USD	2,000	(6,476)	19	(6,495)
3.79%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/25/29	USD	4,000	(29,528)	40	(29,568)
0.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/19/30	USD	25,400	4,219,580	(398,163)	4,617,743
1.22%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/12/31	USD	13,180	1,920,438	146,795	1,773,643
1.03%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/23/31	USD	1,000	167,801	12	167,789
1.28%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/23/31	USD	5,000	757,026	(87,690)	844,716
1.24%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/15/31	USD	18,300	2,918,967	253	2,918,714
1.28%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/17/31	USD	3,100	487,369	43	487,326
3.42%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/24/33	USD	1,000	12,809	15	12,794
3.55%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/33	USD	1,500	3,724	24	3,700
3.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/18/33	USD	1,500	3,918	25	3,893
4.08%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/22/33	USD	600	(23,520)	11	(23,531)
4.30%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/17/33	USD	1,000	(57,407)	17	(57,424)
4.07%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/22/33	USD	1,000	(38,974)	17	(38,991)
3.51%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/28/33	USD	800	5,695	14	5,681
3.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/34	USD	400	(1,882)	7	(1,889)
3.72%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/24/34	USD	2,000	(21,446)	34	(21,480)
3.77%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/25/34	USD	1,000	(14,854)	17	(14,871)
0.91%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/25/35	USD	26,000	6,639,340	(542,896)	7,182,236
1.35%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/15/36	USD	6,400	1,496,515	119	1,496,396
3.53%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/18/38	USD	1,000	14,129	21	14,108
3.94%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/07/38	USD	500	(15,926)	10	(15,936)
4.14%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/20/38	USD	800	(44,202)	17	(44,219)
3.83%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/25/39	USD	600	(11,839)	12	(11,851)
1.11%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/19/40	USD	20,700	6,568,116	367,196	6,200,920
3.47%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/18/43	USD	1,200	30,706	33	30,673
3.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/43	USD	1,000	(17,471)	28	(17,499)
3.82%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/14/43	USD	500	(11,452)	13	(11,465)
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/28/43	USD	1,000	18,761	28	18,733
3.76%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/24/44	USD	1,000	(15,451)	28	(15,479)
0.86%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/30/45	USD	19,747	8,015,450	116,972	7,898,478
3.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/49	USD	400	(979)	13	(992)
3.68%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/19/49	USD	550	(8,405)	18	(8,423)
3.75%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/25/49	USD	700	(18,882)	22	(18,904)
1.06%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/18/50	USD	16,655	7,048,082	(409,000)	7,457,082
1.18%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/19/50	USD	14,550	5,856,538	1,110,324	4,746,214
1.29%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/07/51	USD	3,700	1,464,061	125	1,463,936
3.13%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/27/53	USD	900	59,752	27	59,725
3.18%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/53	USD	1,200	70,066	37	70,029
3.27%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/53	USD	1,000	45,118	36	45,082
3.74%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/22/53	USD	1,000	(40,203)	36	(40,239)
3.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/26/53	USD	350	(22,357)	12	(22,369)
3.96%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/28/53	USD	500	(40,181)	18	(40,199)
4.03%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/14/53	USD	1,000	(93,410)	35	(93,445)
3.35%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/28/53	USD	700	20,649	25	20,624
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/54	USD	500	(676)	18	(694)
3.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/19/54	USD	550	(8,839)	20	(8,859)
3.67%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/25/54	USD	700	(20,012)	25	(20,037)
								$56,991,233	$179,826	$56,811,407

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$270,408,850	$—	$—	$270,408,850
Short-Term Securities
Money Market Funds	145,773,381	—	—	145,773,381
	$416,182,231	$—	$—	$416,182,231
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$57,660,704	$—	$57,660,704
Liabilities
Interest Rate Contracts	—	(849,297)	—	(849,297)
	$—	$56,811,407	$—	56,811,407

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

3